Putnam VT International Value Fund
The fund's portfolio
3/31/21 (Unaudited)

COMMON STOCKS (97.6%)(a)
	Shares	Value
Aerospace and defense (0.7%)
BAE Systems PLC (United Kingdom)	76,104	$529,830

		529,830
Airlines (1.2%)
Qantas Airways, Ltd. (voting rights) (Australia)(NON)	241,087	935,414

		935,414
Auto components (1.5%)
Magna International, Inc. (Canada)	12,813	1,128,466

		1,128,466
Automobiles (1.2%)
Yamaha Motor Co., Ltd. (Japan)	38,400	948,933

		948,933
Banks (15.0%)
AIB Group PLC (Ireland)(NON)	385,637	1,013,914
Australia & New Zealand Banking Group, Ltd. (Australia)	90,303	1,939,327
BNP Paribas SA (France)(NON)	15,271	929,083
CaixaBank SA (Spain)	164,568	509,298
DBS Group Holdings, Ltd. (Singapore)	33,600	724,817
DNB ASA (Norway)	37,978	808,123
Hana Financial Group, Inc. (South Korea)	21,158	798,274
ING Groep NV (Netherlands)	197,329	2,414,045
Lloyds Banking Group PLC (United Kingdom)(NON)	575,304	337,351
Mizuho Financial Group, Inc. (Japan)	39,380	567,928
Skandinaviska Enskilda Banken AB (Sweden)(NON)	16,236	197,897
Sumitomo Mitsui Financial Group, Inc. (Japan)	36,700	1,334,521

		11,574,578
Beverages (1.0%)
Asahi Group Holdings, Ltd. (Japan)	18,200	770,646

		770,646
Building products (1.1%)
Compagnie De Saint-Gobain (France)(NON)	14,655	864,795

		864,795
Capital markets (3.7%)
Partners Group Holding AG (Switzerland)	599	764,951
Quilter PLC (United Kingdom)	430,324	948,301
UBS Group AG (Switzerland)(NON)	72,810	1,127,413

		2,840,665
Chemicals (1.1%)
LANXESS AG (Germany)	11,699	862,403

		862,403
Construction and engineering (2.6%)
Vinci SA (France)	19,268	1,973,950

		1,973,950
Construction materials (1.2%)
CRH PLC (Ireland)	20,448	958,455

		958,455
Containers and packaging (0.8%)
SIG Combibloc Group AG (Switzerland)	27,878	644,779

		644,779
Diversified financial services (2.1%)
Eurazeo SA (France)(NON)	11,071	842,594
ORIX Corp. (Japan)	48,200	816,183

		1,658,777
Diversified telecommunication services (3.4%)
BCE, Inc. (Canada)	15,600	704,216
Nippon Telegraph & Telephone Corp. (Japan)	57,000	1,467,011
Telstra Corp., Ltd. (Australia)	180,011	465,900

		2,637,127
Electric utilities (2.3%)
Fortum OYJ (Finland)	28,709	766,262
SSE PLC (United Kingdom)	48,515	973,144

		1,739,406
Electrical equipment (0.3%)
Siemens Energy AG (Germany)(NON)	6,065	217,711

		217,711
Food and staples retail (2.1%)
Koninklijke Ahold Delhaize NV (Netherlands)	33,859	943,028
Seven & i Holdings Co., Ltd. (Japan)	15,900	642,554

		1,585,582
Food products (1.2%)
JDE Peet's BV (Netherlands)(NON)	8,205	301,169
Kerry Group PLC Class A (Ireland)	5,264	658,669

		959,838
Health-care equipment and supplies (1.7%)
Alcon, Inc. (Switzerland)(NON)	4,010	280,783
Hoya Corp. (Japan)	8,700	1,024,693

		1,305,476
Hotels, restaurants, and leisure (1.6%)
Compass Group PLC (United Kingdom)(NON)	28,042	564,997
Dalata Hotel Group PLC (Ireland)(NON)	137,155	679,556

		1,244,553
Household durables (3.1%)
Panasonic Corp. (Japan)	66,400	857,862
Sony Corp. (Japan)	14,900	1,568,694

		2,426,556
Industrial conglomerates (2.5%)
Siemens AG (Germany)	11,929	1,958,479

		1,958,479
Insurance (9.3%)
AIA Group, Ltd. (Hong Kong)	169,000	2,055,970
Allianz SE (Germany)	4,012	1,021,193
AXA SA (France)	51,240	1,375,140
Prudential PLC (United Kingdom)	73,696	1,565,106
QBE Insurance Group, Ltd. (Australia)	154,807	1,136,979

		7,154,388
Machinery (2.4%)
MinebeaMitsumi, Inc. (Japan)	50,800	1,306,122
NSK, Ltd. (Japan)	55,100	564,659

		1,870,781
Metals and mining (3.4%)
Anglo American PLC (United Kingdom)	36,548	1,432,195
Rio Tinto PLC (United Kingdom)	15,378	1,176,605

		2,608,800
Multi-utilities (1.7%)
Veolia Environnement SA (France)	49,712	1,274,378

		1,274,378
Oil, gas, and consumable fuels (5.0%)
BP PLC (United Kingdom)	259,894	1,055,700
Ovintiv, Inc.	13,800	329,105
Royal Dutch Shell PLC Class B (United Kingdom)	33,359	613,949
Suncor Energy, Inc. (Canada)	47,631	995,676
TOTAL SA (France)(S)	18,326	854,801

		3,849,231
Personal products (1.1%)
Unilever PLC (United Kingdom)	15,622	871,662

		871,662
Pharmaceuticals (6.6%)
AstraZeneca PLC (United Kingdom)	11,947	1,193,590
Novartis AG (Switzerland)	27,658	2,363,579
Sanofi (France)	15,518	1,533,178

		5,090,347
Semiconductors and semiconductor equipment (1.9%)
Tokyo Electron, Ltd. (Japan)	3,500	1,498,520

		1,498,520
Specialty retail (1.4%)
Kingfisher PLC (United Kingdom)(NON)	248,976	1,092,527

		1,092,527
Technology hardware, storage, and peripherals (1.9%)
Samsung Electronics Co., Ltd. (South Korea)	19,881	1,436,027

		1,436,027
Tobacco (0.9%)
Imperial Brands PLC (United Kingdom)	33,746	694,111

		694,111
Trading companies and distributors (7.3%)
Ashtead Group PLC (United Kingdom)	17,384	1,036,990
Ferguson PLC (United Kingdom)	11,121	1,328,926
ITOCHU Corp. (Japan)	48,500	1,576,774
Mitsubishi Corp. (Japan)	58,400	1,657,722

		5,600,412
Transportation infrastructure (0.7%)
Aena SME SA (Spain)(NON)	3,370	546,561

		546,561
Wireless telecommunication services (2.6%)
KDDI Corp. (Japan)	18,200	559,234
Vodafone Group PLC (United Kingdom)	784,577	1,426,436

		1,985,670

Total common stocks (cost $63,177,364)		$75,339,834

SHORT-TERM INVESTMENTS (3.2%)(a)
		Principal amount/ shares	Value
Putnam Cash Collateral Pool, LLC 0.10%(AFF)	Shares	818,003	$818,003
Putnam Short Term Investment Fund 0.09%(AFF)	Shares	1,443,698	1,443,698
U.S. Treasury Cash Management Bills 0.038%, 6/29/21(SEGSF)		$200,000	199,995

Total short-term investments (cost $2,461,682)			$2,461,696
TOTAL INVESTMENTS

Total investments (cost $65,639,046)			$77,801,530

	FORWARD CURRENCY CONTRACTS at 3/31/21 (aggregate face value $37,446,562) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		British Pound	Buy	6/16/21	$665,179	$674,569	$(9,390)
		Canadian Dollar	Sell	4/21/21	604,629	599,434	(5,195)
		Euro	Sell	6/16/21	985,956	999,089	13,133
		Japanese Yen	Buy	5/19/21	381,316	402,364	(21,048)
	Barclays Bank PLC
		British Pound	Sell	6/16/21	60,809	61,693	884
		Canadian Dollar	Sell	4/21/21	183,426	181,890	(1,536)
		Euro	Buy	6/16/21	67,531	68,444	(913)
		Hong Kong Dollar	Buy	5/20/21	587,416	589,160	(1,744)
		Japanese Yen	Buy	5/19/21	200,401	203,776	(3,375)
	Citibank, N.A.
		British Pound	Sell	6/16/21	406,361	412,267	5,906
		Canadian Dollar	Sell	4/21/21	1,138,115	1,127,164	(10,951)
		Danish Krone	Buy	6/16/21	372,662	381,309	(8,647)
		Euro	Sell	6/16/21	1,966,627	1,991,059	24,432
		Japanese Yen	Sell	5/19/21	985,788	1,040,419	54,631
	Goldman Sachs International
		British Pound	Sell	6/16/21	462,895	467,683	4,788
		Canadian Dollar	Buy	4/21/21	270,165	267,832	2,333
		Euro	Buy	6/16/21	264,487	268,053	(3,566)
		Hong Kong Dollar	Sell	5/20/21	182,229	182,767	538
		Japanese Yen	Buy	5/19/21	1,551,910	1,618,661	(66,751)
	HSBC Bank USA, National Association
		Australian Dollar	Buy	4/21/21	374,721	384,167	(9,446)
		British Pound	Sell	6/16/21	680,347	689,696	9,349
		Canadian Dollar	Buy	4/21/21	201,490	199,748	1,742
		Euro	Buy	6/16/21	3,219,653	3,263,280	(43,627)
		Hong Kong Dollar	Sell	5/20/21	95,186	95,466	280
		Japanese Yen	Sell	5/19/21	429,409	453,100	23,691
		Swiss Franc	Buy	6/16/21	60,636	57,744	2,892
	JPMorgan Chase Bank N.A.
		British Pound	Buy	6/16/21	1,610,826	1,633,699	(22,873)
		Canadian Dollar	Sell	4/21/21	133,690	132,591	(1,099)
		Euro	Buy	6/16/21	917,837	930,216	(12,379)
		Japanese Yen	Buy	5/19/21	455,874	481,046	(25,172)
		New Zealand Dollar	Buy	4/21/21	178,717	185,773	(7,056)
		Norwegian Krone	Sell	6/16/21	144,608	145,209	601
		Singapore Dollar	Buy	5/19/21	179,487	181,134	(1,647)
		South Korean Won	Sell	5/20/21	1,998,648	2,028,274	29,626
		Swiss Franc	Sell	6/16/21	449,580	463,371	13,791
	Morgan Stanley & Co. International PLC
		British Pound	Sell	6/16/21	457,931	464,182	6,251
		Canadian Dollar	Buy	4/21/21	348,071	345,094	2,977
		Euro	Buy	6/16/21	146,220	144,836	1,384
		Japanese Yen	Sell	5/19/21	570,324	572,079	1,755
	NatWest Markets PLC
		British Pound	Sell	6/16/21	926,480	940,216	13,736
		Swedish Krona	Buy	6/16/21	825,309	846,328	(21,019)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	4/21/21	1,473,210	1,510,300	(37,090)
		British Pound	Sell	6/16/21	1,365,796	1,384,909	19,113
		Canadian Dollar	Sell	4/21/21	524,415	519,912	(4,503)
		Euro	Buy	6/16/21	834,686	845,978	(11,292)
		Hong Kong Dollar	Sell	5/20/21	279,846	280,658	812
		Israeli Shekel	Buy	4/21/21	384,963	405,363	(20,400)
		Japanese Yen	Buy	5/19/21	897,381	928,206	(30,825)
	UBS AG
		Australian Dollar	Sell	4/21/21	180,638	182,158	1,520
		Canadian Dollar	Sell	4/21/21	959,862	952,222	(7,640)
		Euro	Buy	6/16/21	2,073,267	2,103,467	(30,200)
		Hong Kong Dollar	Buy	5/20/21	187,568	187,999	(431)
		Japanese Yen	Buy	5/19/21	470,391	494,273	(23,882)
	WestPac Banking Corp.
		Australian Dollar	Sell	4/21/21	239,964	248,524	8,560
		British Pound	Sell	6/16/21	683,105	694,279	11,174
		Canadian Dollar	Sell	4/21/21	145,467	144,212	(1,255)
		Euro	Buy	6/16/21	384,047	389,220	(5,173)

	Unrealized appreciation						255,899

	Unrealized (depreciation)						(450,125)

	Total						$(194,226)
*	The exchange currency for all contracts listed is the United States Dollar.

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2021 through March 31, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $77,218,196.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC, and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/21
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$—	$1,662,286	$844,283	$15	$818,003
	Putnam Short Term Investment Fund**	1,033,450	4,605,379	4,195,131	343	1,443,698

	Total Short-term investments	$1,033,450	$6,267,665	$5,039,414	$358	$2,261,701
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $818,003, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $770,960.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $120,988.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $258,712 to cover certain derivative contracts.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	Japan	22.2%
	United Kingdom	21.7
	France	12.5
	Switzerland	6.8
	Australia	5.9
	Germany	5.3
	Netherlands	4.8
	Ireland	4.4
	Canada	3.7
	South Korea	3.0
	Hong Kong	2.6
	United States	2.5
	Spain	1.4
	Norway	1.0
	Finland	1.0
	Singapore	0.9
	Sweden	0.3

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $285,270 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $120,988 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$2,130,652	$2,492,145	$—
Consumer discretionary	3,465,546	3,375,489	—
Consumer staples	3,468,639	1,413,200	—
Energy	3,849,231	—	—
Financials	13,854,409	9,373,999	—
Health care	5,371,130	1,024,693	—
Industrials	8,457,242	6,040,691	—
Information technology	—	2,934,547	—
Materials	5,074,437	—	—
Utilities	3,013,784	—	—

Total common stocks	48,685,070	26,654,764	—
Short-term investments	—	2,461,696	—

Totals by level	$48,685,070	$29,116,460	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(194,226)	$—

Totals by level	$—	$(194,226)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$40,300,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com